Needham Funds

Notes to Schedule of Investments (Unaudited)

September 30, 2023

1.	Organization

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively, the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Company was organized as a Maryland corporation on October 12, 1995.  NGF, NAGF, and NSCGF each currently offer two classes, the Retail Class and the Institutional Class. The Institutional Class commenced operations on December 30, 2016.

Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation: Portfolio securities for which market quotations are readily available are stated at the last sale price reported by the principal exchange for the security as of the exchange’s close of business. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices. Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded. If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded. Non-exchange traded options will also be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below. All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Portfolio, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the New York Stock Exchange closes, are valued at their fair value as determined in good faith by the Board of Directors (the “Board”) in accordance with Fair Value Procedures established by the Board. The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include but are not limited to: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The securities of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

 Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including ADRs, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the times the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated. These valuations are categorized as Level 2 in the fair value hierarchy.

The following is a summary categorization, as of September 30, 2023, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	Needham Growth Fund(2)
	Assets	Level 1	Level 2	Level 3	Total
	Common Stocks(1)	$128,191,175	$-	$-	$128,191,175
	Short-Term Investments	8,190,798	-	-	8,190,798
	Total	$136,381,973	$-	$-	$136,381,973

	Liabilities (1)	Level 1	Level 2	Level 3	Total
	Securities Sold Short	$240,625	$-	$-	$240,625
	Total	$240,625	$-	$-	$240,625

	Needham Aggressive Growth Fund(2)
	Assets	Level 1	Level 2	Level 3	Total
	Common Stocks(1)	$196,806,244	$-	$-	$196,806,244
	Short-Term Investments	94,723,335	-	-	94,723,335
	Total	$291,529,579	$-	$-	$291,529,579

	Needham Small Cap Growth Fund
	Assets	Level 1	Level 2	Level 3	Total
	Common Stocks(1)	$108,320,952	$-	$-	$108,320,952
	Warrants	-	-	29	29
	Short-Term Investments	38,387,372	-	-	38,387,372
	Total	$146,708,324	$-	$29	$146,708,353

(1)	Please refer to the Schedule of Investments and Schedule of Securities Sold Short to view segregation by industry.
(2)	As of September 30, 2023, Needham Growth Fund & Needham Aggressive Growth Fund did not hold Level 2 or Level 3 investments.

3. Transactions with Affiliates

NAGF owned 5% or more of the voting securities of the following company during the three months ended September 30, 2023. As a result, this company is deemed to be an affiliate of NAGF as defined by the 1940 Act. Transactions during the period in this affiliated company were as follows:

Security Name	Value at January 1, 2023	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gains (Losses)	Dividend Income	Value at September 30, 2023	Share Balance September 30, 2023
GSE Systems, Inc.	$1,080,000	$-	$(42,770)	$(595,615)	$(152,612)	$-	$289,003	1,430,000
Educational Development Corp.	1,264,000	363,392	-	(1,033,792)	-	-	593,600	560,000
Total	$2,344,000	$363,392	$(42,770)	$(1,629,407)	$(152,612)	$-	$882,603

NSCGF owned 5% or more of the voting securities of the following company during the three months ended September 30, 2023. As a result, this company is deemed to be an affiliate of NSCGF as defined by the 1940 Act. Transactions during the period in this affiliated company were as follows:

Security Name	Value at January 1, 2023	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gains (Losses)	Return Of Capital	Dividend Income	Value at September 30, 2023	Share Balance September 30, 2023
Frequency Electronics, Inc.	$4,018,500	$-	$(725,936)	$701,715	$(197,179)	$(570,000)	$-	$3,227,100	465,000